UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                ------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Algebris Investments (UK) LLP
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Address:   7 Clifford Street
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           London W1S 2WE
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           England
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Form 13F File Number:      028-12922
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Angus Milne
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Title:     Head of Compliance
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Phone:     +44 207 025 7613
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Signature, Place, and Date of Signing:

        /s/ Angus Milne           London, England              05/15/08
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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
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Form 13F Information Table Entry Total:            1
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Form 13F Information Table Value Total:        33,826
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                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           Form 13F INFORMATION TABLE


       COLUMN 1         COLUMN 2      COLUMN 3   COLUMN 4     COLUMN 5         COLUMN 6      COLUMN 7       COLUMN 8
------------------- ---------------   --------   --------  ----------------    ---------    ----------  ------------------
                                                  VALUE    SHRS OR  SH/ PUT/  INVESTMENT     OTHER      VOTING AUTHORITY
    NAME OF ISSUER   TITLE OF CLASS   CUSIP      (x$1000)  PRN AMT PRN CALL   DISCRETION    MANAGERS   SOLE  SHARED  NONE
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UNIBANCO-UNIAO DE    GDR REP PFD UT   90458E107   33,826   290,000 SH           SOLE          N/A      290,000
BANCOS BRA


